Fees Summary	Sep. 03, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,414,220.00
Previously Paid Amount	0.00
Total Fee Amount	4,193.94
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 4,193.94
Narrative - Max Aggregate Offering Price	$ 28,414,220.00
Final Prospectus	true